BALANCE SHEET COMPONENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 8,231	$ 6,008	$ 2,323
Impairment expense	0	14,415	0
Construction In Progress and Machinery And Equipment
Property, Plant and Equipment [Line Items]
Tangible asset impairment charges		$ 2,000
Impairment expense	$ 0		$ 0